UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-208659-02
Central Index Key Number of the issuing entity: 0001713660
USAA Auto Owner Trust 2017-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-208659
Central Index Key Number of the depositor: 0001178049
USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000908392
USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Brett Seybold: (210) 456-2220
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103))

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

USAA ACCEPTANCE, LLC
(Depositor)

Date: May 18, 2020	By:	/s/ Brett Seybold
	Name:	Brett Seybold
	Title:	President, Treasurer (senior officer in charge of securitization)